Rights of use of assets (Details 4)	12 Months Ended
Jun. 30, 2020
Agricultural business [Member]
Statement Line Items [Line Items]
Average discount rate	6.90%
Maturity date	2022-2050
Operations Center Argentina [Member]
Statement Line Items [Line Items]
Average discount rate	10.61%
Maturity date	2023-2041
Operations Center Israel [Member]
Statement Line Items [Line Items]
Average discount rate	3.00%
Maturity date	2022-2090